Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2024	Sep. 30, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share and Dollars per share)	$ 0.01	$ 0.01
Ordinary shares, shares authorized	750,000,000	750,000,000
Ordinary shares, shares issued	13,647,500	12,000,000
Ordinary shares, shares outstanding	13,647,500	12,000,000